Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
5.22 Equity
5.22.1 Share capital and share premium
The ordinary shares and convertible preferred shares are classified as equity.

	Year ended December 31
Number of shares	2025	2024
Ordinary shares issued (€0.15 par value per share)	173,539,745	162,521,524
TOTAL SHARES ISSUED	173,539,745	162,521,524
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	173,415,423	162,397,202
Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.
When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.
The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.
The following table shows the development of the number of outstanding shares:

	Year ended December 31
Number of shares	2025	2024
OUTSTANDING AS AT JANUARY 1	162,397,202	138,787,820
Share-based compensation exercises	1,684,889	609,382
Capital Increase	9,333,332	23,000,000
OUTSTANDING AT YEAR END	173,415,423	162,397,202
The Company has issued stock options to employees under various employee stock option plans (ESOPs) established in the last 10 years. For details, please refer to Note 5.23.
During 2025 the Company increased its capital by a total of 9,333,332 new ordinary shares having a nominal value of €0.15 each. 7,666,666 of the new ordinary shares were issued at a price of €2.74 and an additional 1,666,666 ordinary shares at a price of €3.86. Aggregate gross proceeds of the capital increase, before deducting underwriting commissions and expenses payable by the Company, were €27.4 million. The €1.2 million transaction costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax resulting in a net proceeds of €26.2 million.
Conditional and authorized capital
As at December 31, 2025, the Company had 16,002,496 (December 31, 2024: 14,003,064) shares of conditional capital in connection with (see Note 5.23):
•the possible exercise of existing stock options; and
•the possible final grant of existing Free Ordinary Shares.
The Company’s shareholders set limits on the maximum aggregate amount of capital increases that may be carried out pursuant to specific resolutions presented to shareholders at the Company’s annual Combined General Meeting. At this meeting on June 25, 2025, shareholders approved these limits in resolution 34, which specifies that the maximum aggregate amount of capital increases that may be carried out, with immediate effect or in the future under resolutions 26, 27, 28, 29, 32 and 33 may not exceed €5,018,145, and, for capital increases authorized by resolution 25, €5,175,000. This maximum aggregate amount will be added the additional nominal amount of shares or securities to be issued in accordance with applicable legal or regulatory provisions and, if applicable, with contractual provisions providing for other forms of adjustment, in order to preserve the rights of the holders of securities or other rights giving immediate and/or future access to the capital of the Company.
5.22.2 Other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2025	52,820	(3,151)	(645)	33,696	(9,517)	73,203
Currency translation differences	—	520	—	—	—	520
Defined benefit plan actuarial losses	—	68	—	—	—	68
Share-based compensation expense	—	—	—	9,527	—	9,527
BALANCE AS AT DECEMBER 31, 2025	52,820	(2,563)	(645)	43,224	(9,517)	83,318

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2024	52,820	(1,871)	(645)	24,301	(9,517)	65,088
Currency translation differences	—	(1,329)	—	—	—	(1,329)
Defined benefit plan actuarial gains	—	49	—	—	—	49
Share-based compensation expense	—	—	—	9,395	—	9,395
BALANCE AS AT DECEMBER 31, 2024	52,820	(3,151)	(645)	33,696	(9,517)	73,203
As at December 31, 2025, the other regulated reserves of €52.82 million (December 31, 2024: €52.82 million) fully relate to a non-distributable mandatory legal reserve from the merger with Intercell AG.
The Company did not obtain a dividend from its subsidiaries or pay a dividend to its shareholders in 2025 and 2024.